Cash and Bank Balances (Details) - Schedule of cash and cash equivalents reflected in the consolidated statement of cash flows - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of cash and cash equivalents reflected in the consolidated statement of cash flows [Abstract]
Cash on hand	$ 193	$ 137,509
Bank balances	649,779	5,477,261
Gross total of cash and cash equivalents	649,972	5,614,770
Less: bank overdrafts	(17,432)	(6,459)
Cash and cash equivalents	$ 632,540	$ 5,608,311